Redeemable Convertible Preferred Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Redeemable Convertible Preferred Stock [Abstract]
Schedule of redeemable convertible preferred stock
	June 30, 2021
	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Value	Common Stock Issuable Upon Conversion
Series A Preferred Stock	2,500,000	2,500,000	$9,537	$9,537	2,500,000
Series B Preferred Stock	5,066,637	5,066,637	15,722	15,722	5,066,637
Series C Preferred Stock	9,438,744	9,438,744	20,859	20,859	9,438,744
Series D Preferred Stock	36,335,255	18,531,696	151,345	151,345	18,531,696
Total	53,340,636	35,537,077	$197,463	$197,463	35,537,077

	December 31, 2020
	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Value	Common Stock Issuable Upon Conversion
Series A Preferred Stock	2,500,000	2,500,000	$9,170	$9,170	2,500,000
Series B Preferred Stock	5,066,637	5,066,637	15,118	15,118	5,066,637
Series C Preferred Stock	9,438,744	9,438,744	20,057	20,057	9,438,744
Series D Preferred Stock	36,335,255	19,751,117	153,850	153,850	19,751,117
Total	53,340,636	36,756,498	$198,195	$198,195	36,756,498

	December 31, 2020
	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Value	Common Stock Issuable Upon Conversion
Series A Preferred Stock	2,500,000	2,500,000	$9,170	$9,170	2,500,000
Series B Preferred Stock	5,066,637	5,066,637	15,118	15,118	5,066,637
Series C Preferred Stock	9,438,744	9,438,744	20,057	20,057	9,438,744
Series D Preferred Stock	36,335,255	19,751,117	153,850	153,850	19,751,117
Total	53,340,636	36,756,498	$198,195	$198,195	36,756,498

	December 31, 2019
	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Value	Common Stock Issuable Upon Conversion
Series A Preferred Stock	2,500,000	2,500,000	$8,491	$8,491	2,500,000
Series B Preferred Stock	5,066,637	5,066,637	13,998	13,998	5,066,637
Series C Preferred Stock	9,438,744	9,438,744	18,571	18,571	9,438,744
Series D Preferred Stock	36,335,255	19,751,117	142,453	142,453	19,751,117
Total	53,340,636	36,756,498	$183,513	$183,513	36,756,498